SHORT-TERM AND LONG-TERM LOAN (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,412	$ 1,412
Long-term loans, current portion	16,103	42,978
Long-term loans, less current portion	$ 167,570	$ 59,823